Segments of Operations - Revenues by segment (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net investment income	$ 1,330	$ 1,283	$ 1,717	$ 1,813	$ 1,657
Other income	81	76	104	114	115
Revenues before realized gains	1,425	1,376	1,843	1,949	1,796
Realized gains (losses) on securities	112	(105)	365	132	(105)
Total revenues	1,537	1,271	2,208	2,081	1,691
Annuity
Segment Reporting Information [Line Items]
Net investment income	1,316	1,268	1,699	1,792	1,638
Other income	76	73	97	108	108
Revenues before realized gains	1,392	1,341	1,796	1,900	1,746
Run-off Life
Segment Reporting Information [Line Items]
Revenues before realized gains	$ 33	$ 35	$ 47	$ 49	$ 50